CONVERTIBLE PREFERRED SHARES AND WARRANTS - Composition of Convertible Preferred shares (Details) $ in Thousands	Mar. 07, 2022	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Convertible Preferred shares
Authorized (in shares)		25,348,176	25,348,176
Issued (in shares)		13,739,186	13,739,186
Outstanding (in shares)		13,739,186
Carrying amount | $		$ 53,964
Liquidation preference | $		$ 65,198
Stock split ratio	0.905292
Series A Convertible Preferred shares
Convertible Preferred shares
Authorized (in shares)		16,295,256	16,295,256
Issued (in shares)		7,229,885	7,229,885
Outstanding (in shares)		7,229,885	7,229,885
Carrying amount | $		$ 25,238
Liquidation preference | $		$ 36,437
Series B Convertible Preferred shares
Convertible Preferred shares
Authorized (in shares)		9,052,920	9,052,920
Issued (in shares)		6,509,301	6,509,301
Outstanding (in shares)		6,509,301	6,509,301
Carrying amount | $		$ 28,726
Liquidation preference | $		$ 28,761